                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number: ______

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Covalent Partners LLC
Address: 930 Winter Street, Suite 2800 Waltham, MA 02451

Form 13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William C. Stone, Jr.
Title:   Principal, Chief Financial Officer & Chief Compliance Officer
Phone:   617-658-5508

Signature, Place, and Date of Signing:

/s/ William C. Stone, Jr.      WALTHAM, MA          2/14/12
-----------------------------  -------------------  ---------
[Signature]                    [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 42

Form 13F Information Table Value Total: $249,929 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number      Name
---      --------------------      ----

NONE     N/A                       N/A

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                          FORM 13F INFORMATION TABLE

                                                          VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS   SOLE   SHARED NONE
-----------------------------  --------------- --------- -------- -------- --- ---- ------- -------- -------- ------ ----
ARCELORMITTAL                  NY REGISTRY SH  03938L104        5    15900 SH  PUT  SOLE                15900      0    0
AMKOR TECHNOLOGY INC           COM             031652100      183    42000 SH       SOLE                42000      0    0
AMERISTAR CASINOS INC          COM             03070Q101    4,526   261760 SH       SOLE               261760      0    0
ARVINMERITOR INC               FRNT 4.625% 3/0 043353AF8   11,520 15620000 PRN      SOLE             15620000      0    0
BANK OF AMERICA CORP           COM             060505104      111    20000 SH       SOLE                20000      0    0
BANK OF AMERICA CORP           COM             060505104    1,352  7880000 SH  CALL SOLE              7880000      0    0
BARCLAYS PLC                   ADR             06738E204      807  1609300 SH  CALL SOLE              1609300      0    0
BELO CORP                      COM SER A       080555105   11,364  1803806 SH       SOLE              1803806      0    0
BANCO SANTANDER BRASIL S A     ADS REP 1 UNIT  05967A107    4,558   560000 SH       SOLE               560000      0    0
BOYD GAMING CORP               COM             103304101    1,644   220328 SH       SOLE               220328      0    0
CIT GROUP INC                  COM             125581801      109    70500 SH  PUT  SOLE                70500      0    0
CITIGROUP INC                  COM             172967424    7,074   268884 SH       SOLE               268884      0    0
CITIGROUP INC                  UNIT 99/99/9999 172967416   12,253   151273 SH       SOLE               151273      0    0
COLUMBUS MCKINNON CORP         COM             199333105    8,462   666833 SH       SOLE               666833      0    0
CUMULUS MEDIA INC              CL A            231082108   12,805  3833932 SH       SOLE              3833923      0    0
CURRENCYSHARES EURO TR         EURO SHS        23130C108      416   593300 SH  PUT  SOLE               593300      0    0
DANA HLDG CORP                 COM             235825205   15,989  1315923 SH       SOLE              1315923      0    0
DELL INC                       COM             24702R101   12,390   846900 SH       SOLE               846900      0    0
D R HORTON INC                 NOTE 2.00% 5/1  23331ABB4    9,924  8500000 PRN      SOLE              8500000      0    0
GENERAL ELECTRIC CO            COM             369604103    5,248   293000 SH       SOLE               293000      0    0

                                                          VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS   SOLE   SHARED NONE
-----------------------------  --------------- --------- -------- -------- --- ---- ------- -------- -------- ------ ----
GRAINGER W W INC               COM             384802104        8    39500 SH  PUT  SOLE                39500      0    0
JPMORGAN CHASE & CO            COM             46625H100   15,269   459222 SH       SOLE               459222      0    0
LAS VEGAS SANDS CORP           COM             517834107       12   135000 SH  PUT  SOLE               135000      0    0
LIGAND PHARMACEUTICALS         COM NEW         53220K504      433    36500 SH       SOLE                36500      0    0
MGM RESORTS INTERNATIONAL      COM             552953101      313    30000 SH       SOLE                30000      0    0
MGM RESORTS INTERNATIONAL      COM             552953101        1    70000 SH  CALL SOLE                70000      0    0
MGM RESORTS INTERNATIONAL      NOTE 4.25% 4/1  55303QAE0   16,129 17000000 PRN      SOLE             17000000      0    0
MORGAN STANLEY                 COM             617446448       19   276400 SH  PUT  SOLE               276400      0    0
MYLAN INC                      NOTE 1.25% 3/1  628530AG2    7,018  7000000 PRN      SOLE              7000000      0    0
NAVISTAR INTL CORP NEW         NOTE 3.00% 10/1 63934EAL2   20,095 18650000 PRN      SOLE             18650000      0    0
NCI BUILDING SYSTEMS INC       COM             628852204   14,424  1326971 SH       SOLE              1326971      0    0
NVR INC                        COM             62944T105    4,733     6900 SH       SOLE                 6900      0    0
PINNACLE ENTMT INC             COM             723456109   12,486  1228976 SH       SOLE              1228976      0    0
SELECT SECTPR SPDR TR          SBI INT-FINL    81369Y605       50   560000 SH  PUT  SOLE               560000      0    0
SINCLAIR BROADCAST GROUP INC   CL A            829226109    8,440   744945 SH       SOLE               744945      0    0
SPDR GOLD TRUST                GOLD SHS        78463v107       14   170000 SH  CALL SOLE               170000      0    0
SPDR SERIES TRUST              S&P HOMEBUILD   78464A888        8   190700 SH  CALL SOLE               190700      0    0
STONERIDGE INC                 COM             86183P102   19,006  2254543 SH       SOLE              2254543      0    0
TALBOTS INC                    COM             874161102    2,529   950921 SH       SOLE               950921      0    0
SPEEDWAY MOTOR SPORTS INC      COM             847788106    4,167   271849 SH       SOLE               271849      0    0
VERSO PAPER CORP               COM             92531L108      101   104661 SH       SOLE               104661      0    0
XERIUM TECHNOLOGIES INC        COM NEW         98416J118    3,934   601458 SH       SOLE               601458      0    0